PROPERTY, PLANT AND EQUIPMENT - Property plant and equipment (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 138,636	$ 102,617	$ 102,617	$ 52,158
Balance at the end	139,336	137,820	138,636	102,617	$ 52,158
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	196,886	130,538	130,538	68,527	50,330
Additions	21,156	47,012	66,742	65,446	19,414
Additions related to asset acquisition			15
Disposals	(84)	(51)	(409)	(3,435)	(1,217)
Balance at the end	217,958	177,499	196,886	130,538	68,527
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(58,250)	(27,921)	(27,921)	(14,158)	(4,363)
Charge for the year	(20,376)	(11,766)	(30,438)	(14,434)	(10,098)
Disposals	4	8	109	671	303
Balance at the end	(78,622)	(39,679)	(58,250)	(27,921)	(14,158)
Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning				2,211
Additions					2,211
Disposals				(2,211)
Balance at the end					2,211
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	16,512	33,589	33,589	1,162
Balance at the end	30,354	47,623	16,512	33,589	1,162
Construction in progress | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	16,512	33,589	33,589	3,373	12,596
Additions	19,390	39,910	54,107	59,524	18,263
Construction in progress transferred in	(5,548)	(25,876)	(71,184)	(27,097)	(27,486)
Disposals				(2,211)
Balance at the end	30,354	47,623	16,512	33,589	3,373
Construction in progress | Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning				2,211
Additions					2,211
Disposals				(2,211)
Balance at the end					2,211
Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	19,924	21,061	21,061	21,275
Balance at the end	19,356	20,493	19,924	21,061	21,275
Building | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	23,449	23,449	23,449	22,563	16,209
Additions				886
Construction in progress transferred in					6,354
Balance at the end	23,449	23,449	23,449	23,449	22,563
Building | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(3,525)	(2,388)	(2,388)	(1,288)	(333)
Charge for the year	(568)	(568)	(1,137)	(1,100)	(955)
Disposals	0
Balance at the end	(4,093)	(2,956)	(3,525)	(2,388)	(1,288)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	484	484	484	484
Balance at the end	484	484	484	484	484
Land | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	484	484	484	484	484
Balance at the end	484	484	484	484	484
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	26,069	13,307	13,307	7,950
Balance at the end	23,657	18,234	26,069	13,307	7,950
Machinery | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	32,872	15,734	15,734	9,143	5,445
Additions	823	119	1,228	479	12
Construction in progress transferred in		6,716	16,132	6,133	3,858
Disposals	(69)	(23)	(222)	(21)	(172)
Balance at the end	33,626	22,546	32,872	15,734	9,143
Machinery | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(6,803)	(2,427)	(2,427)	(1,193)	(83)
Charge for the year	(3,169)	(1,887)	(4,392)	(1,235)	(1,115)
Disposals	3	2	16	1	5
Balance at the end	(9,969)	(4,312)	(6,803)	(2,427)	(1,193)
Electronic equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	8,151	4,301	4,301	1,339
Balance at the end	7,338	6,310	8,151	4,301	1,339
Electronic equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	10,624	5,335	5,335	2,042	1,070
Additions	155	2,336	4,681	3,228	832
Additions related to asset acquisition			1
Construction in progress transferred in		312	794	936	895
Disposals	(15)	(28)	(187)	(871)	(755)
Balance at the end	10,764	7,955	10,624	5,335	2,042
Electronic equipment | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(2,473)	(1,034)	(1,034)	(703)	(278)
Charge for the year	(954)	(617)	(1,532)	(793)	(546)
Disposals	1	6	93	462	121
Balance at the end	(3,426)	(1,645)	(2,473)	(1,034)	(703)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	61,514	27,314	27,314	18,508
Balance at the end	53,124	38,438	61,514	27,314	18,508
Leasehold improvements | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	104,517	48,425	48,425	28,926	13,889
Additions	758	581	2,431
Construction in progress transferred in	5,548	18,657	53,661	19,646	15,195
Disposals				(147)	(158)
Balance at the end	110,823	67,663	104,517	48,425	28,926
Leasehold improvements | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(43,003)	(21,111)	(21,111)	(10,418)	(3,368)
Charge for the year	(14,696)	(8,114)	(21,892)	(10,805)	(7,177)
Disposals				112	127
Balance at the end	(57,699)	(29,225)	(43,003)	(21,111)	(10,418)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	5,982	2,561	2,561	1,440
Balance at the end	5,023	6,238	5,982	2,561	1,440
Others | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	8,428	3,522	3,522	1,996	637
Additions	30	4,066	4,295	1,329	307
Additions related to asset acquisition			14
Construction in progress transferred in		191	597	382	1,184
Disposals				(185)	(132)
Balance at the end	8,458	7,779	8,428	3,522	1,996
Others | Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(2,446)	(961)	(961)	(556)	(301)
Charge for the year	(989)	(580)	(1,485)	(501)	(305)
Disposals				96	50
Balance at the end	$ (3,435)	$ (1,541)	$ (2,446)	$ (961)	$ (556)